Finance Expenses - Summary of Finance Expense (Detail) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of finance expense [abstract]
Interest expense	[1]	₨ 12,552		₨ 10,077	₨ 5,325
Total		₨ 12,552	$ 151	₨ 10,077	₨ 5,325

[1]	Refer to Note 5 for Interest expenses on lease liabilities.